Convertible Senior Notes, Unsecured Senior Notes and Long-term Loans	12 Months Ended
Dec. 31, 2023
Convertible Senior Notes, Unsecured Senior Notes and Long-term Loans
Convertible Senior Notes, Unsecured Senior Notes and Long-term Loans

15. Convertible Senior Notes, Unsecured Senior Notes and Long-term Loans

Convertible Senior Notes due 2022

In October 2017, the Company issued US$900 million in aggregate principal amount of 1.25% coupon interest convertible senior notes due on November 15, 2022 (“2022 Convertible Notes”) at par. The net proceeds received by the Company from the issuance of the 2022 Convertible Notes were US$879.3 million, net of issuance cost of US$20.7 million. The Company pays cash interest at an annual rate of 1.25%, payable semiannually in arrears on May 15 and November 15 of each year, beginning May 15, 2018. The issuance costs of the 2022 Convertible Notes are being amortized to interest expenses over the contractual life. The 2022 Convertible Notes related interest expenses were US$15.4 million and US$13.2 million for each of the years ended December 31, 2021 and 2022, respectively. The Company has repaid all outstanding principal amount and accrued interest expenses of 2022 Convertible Notes in November 2022.

Unsecured Senior Notes due 2024

In July 2019, the Company issued US$800 million in aggregate principal amount of unsecured senior notes due on July 5, 2024 (“2024 Senior Notes”), unless previously repurchased or redeemed in accordance with the terms prior to maturity. The 2024 Senior Notes were issued at par value and bear an annual interest rate of 3.50%, payable semiannually in arrears on January 5 and July 5 of each year, beginning on January 5, 2020. The net proceeds to the Company from the issuance of the 2024 Senior Notes were US$793.3 million, net of issuance cost of US$6.7 million. The issuance costs of the 2024 Senior Notes are being amortized to interest expenses over the contractual life. The 2024 Senior Notes related interest expenses were US$29.3 million for each of the three years ended December 31, 2023.

15. Convertible Senior Notes, Unsecured Senior Notes and Long-term Loans (Continued)

Unsecured Senior Notes due 2030

In July 2020, the Company issued US$750 million in aggregate principal amount of unsecured senior notes due on July 8, 2030 (“2030 Senior Notes”), unless previously repurchased or redeemed in accordance with the terms prior to maturity. The 2030 Senior Notes bear an annual interest rate of 3.375%, payable semiannually in arrears on January 8 and July 8 of each year, beginning on January 8, 2021. The net proceeds to the Company from the issuance of the 2030 Notes were US$740.3 million, net of issuance cost of US$9.7 million. The issuance costs of the 2030 Senior Notes are being amortized to interest expenses over the contractual life. For each of the three years ended December 31, 2023, the Group recognized US$26.3 million interest expenses from the 2030 Notes.

Term and revolving facilities agreement due 2027

On August 22, 2022, the Company signed a five-year US$1.2 billion term and revolving facilities agreement with a group of 23 arrangers. The facilities consist of a US$900 million five-year bullet maturity term loan and a US$300 million five-year revolving facility. The term and revolving loans under this facility are priced at 128 basis points over Term SOFR (the applicable reference rate). As of December 31, 2023, the Company has fully withdrawn the US$900 million term loan and partially withdrawn US$5 million revolving facility (“2027 Loans”) and repaid US$100 million term loan in the fourth quarter of 2023. The Company used the proceeds from the term loan to refinance of existing indebtedness, general corporate purposes and payment of transaction related fees and expenses. For the years ended December 31, 2022 and 2023, the Group recognized US$2.8 million and US$63.9 million interest expenses from the 2027 Loans, respectively.

Convertible Senior Notes due 2030

In December 2023, the Company issued US$330 million in aggregate principal amount of 1.375% coupon interest convertible senior notes due on December 1, 2030 (“2030 Convertible Notes”) at par. The net proceeds received by the Company from the issuance of the 2030 Convertible Notes were approximately US$317.4 million, net of issuance cost of US$12.6 million. The Company pays cash interest at an annual rate of 1.375%, payable semiannually in arrears on June 1 and December 1 of each year, beginning June 1, 2024. The holders may require the Company to repurchase all or part of the notes for cash on December 6, 2027 at a repurchase price equal to 100% of the principal amount of the notes to be repurchased, plus accrued and unpaid interest to, but excluding, the repurchase date. The issuance cost related to the notes was recorded in the consolidated balance sheet as a direct deduction from the principal amount of the notes, and amortized over the period from December 4, 2023, the date of issuance, to December 6, 2027, the first put date of the notes, using the effective interest method.

ADS Lending Agreement in connection with Convertible Senior Notes due 2030

Concurrent with the offering of the 2030 Convertible Notes, the Company entered into an ADS lending agreement with an affiliate of the initial purchaser of the 2030 Convertible Notes (the “ADS Borrower”), pursuant to which the Company lent to the ADS Borrower 6,233,785 ADSs (the “Borrowed ADSs”) for loan processing fees of $0.00025 per Borrowed ADS (“ADS lending arrangement”). The purpose of the ADS lending arrangement is to facilitate short sales and/or privately negotiated derivative transactions by which some investors in the 2030 Convertible Notes may hedge their exposure to the 2030 Convertible Notes. As of December 31, 2023, the outstanding number of the Borrowed ADSs was 6,233,785.

Subject to the terms of the ADS lending agreement, the Borrowed ADSs must generally be returned to the Company as soon as practicable after the termination of the ADS lending facility and in any event no later than the twenty-fifth trading day following the earliest of (a) the date on which the Company notifies the ADS Borrower in writing of its intention to terminate the ADS lending agreement at any time after the date on which the entire principal amount of the 2030 Convertible Notes ceases to be outstanding, whether as a result of conversion, repurchase, redemption, cancellation or otherwise, and (b) the date on which the ADS Lending Agreement terminates in accordance with its terms. The Company is not required to make any payment to the initial purchaser or the ADS Borrower upon the return of the Borrowed ADSs.

15. Convertible Senior Notes, Unsecured Senior Notes and Long-term Loans (Continued)

ADS Lending Agreement in connection with Convertible Senior Notes due 2030 (Continued)

No collateral is required to be posted for the Borrowed ADSs. The ADS Borrower is required to remit to the Company any dividends paid to the holders of the Borrowed ADSs (net of any fees, costs or tax withholdings and deductions). The ADS Borrower is not entitled to vote on the Borrowed ADSs.

In accordance with ASC 815-40 and ASC 470-20, the Company has accounted for the ADS lending arrangement as equity, initially measured at fair value and recognized it as an issuance cost associated with the 2030 Convertible Notes. As a result, additional issuance cost of US$2 million was recorded on the issuance date with a corresponding increase to additional paid-in-capital. This issuance cost has also been amortized from the date of issuance to the put date of notes, using the effective interest method.

For the year ended December 31, 2023, the Group recognized US$0.5 million interest expense from the 2030 Convertible Senior Notes.